Corporate and group information	12 Months Ended
Dec. 31, 2024
Corporate And Group Information
Corporate and group information

1.	Corporate and group information

J-Star Holding Co., Ltd. (the “Company”) was incorporated in the Cayman Islands in May 2016. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in manufacturing and trading business of bicycles, sports accessories and carbon fiber composite products.